CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - CANTOR PARTNERS II, INC. - CANTOR EQUITY PARTNERS II, INC. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net income (loss)	$ 2,396,410	$ (27,148)	$ 17,516	$ (70,682)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related party	122,460	0	486,484	0
Interest income on investments held in the Trust Account	(2,251,571)	0	(6,479,330)	0
Change in fair value of forward sale securities	(1,625,060)	0	4,608,560	0
Changes in operating assets and liabilities:
Deferred offering costs	0	(55,177)	106,544	(106,544)
Prepaid expenses	21,250	0	201,667	2,740
Other assets	36,250	0	(48,747)	0
Accrued expenses	1,300,261	28,499	1,150,290	94,586
Net cash used in operating activities	0	(53,826)	42,984	(79,900)
Cash flows from investing activities:
Maturity of available-for-sale debt securities held in Trust Account			244,925,000	0
Purchase of available-for-sale debt securities held in Trust Account			(484,924,976)	0
Net cash used in investing activities			(239,999,976)	0
Cash flows from financing activities:
Proceeds received from initial public offering			240,000,000	0
Proceeds received from private placement			5,800,000	0
Offering costs paid			(5,089,259)	0
Deferred offering costs			(213,079)	0
Proceeds from Notes payable – related party	207,460	53,826	477,207	79,900
Proceeds from Notes payable – related party			(159,726)	0
Payment on Payable to related party	(207,460)	0	(833,151)	0
Net cash provided by financing activities	0	53,826	239,981,992	79,900
Net change in Cash	0	0	25,000	0
Cash – beginning of the period	25,000	0	0	0
Cash – end of the period	25,000	0	25,000	0
Supplemental disclosure of non-cash activities:
Deferred offering costs included in Accrued expenses	$ 0	$ 19,558	$ 0	$ 76,044